Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss	$ (29,047,775)	$ 13,056,359	$ (82,977,298)	$ (38,956,582)	$ (57,899,169)	$ (21,727,818)
Denominator:
Weighted Average Common Shares	1,923	1	745	1
Net Income Per Common Share - Basic	$ (15,105.45)	$ 13,056,359.00	$ (111,378.92)	$ (38,956,582.00)
Series E Convertible Preferred Stock		0
Warrants		0
Employee Stock Options		0
Denominator for Diluted Calculation	1,923	1	745	1
Net income (loss) per common share - diluted	$ (15,105.45)	$ 13,056,359.00	$ (111,378.92)	$ (38,956,582.00)